Shareholders’ Equity (Deficit) (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Jun. 25, 2025	Mar. 04, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized	555,000,000			555,000,000
Common stock par value	$ 0.0001			$ 0.0001
Ordinary shares, shares issued	76,611,444			46,527,999
Ordinary shares, shares outstanding	76,611,444			46,527,999
Warrant expire period	5 years
Warrant exercise price per share	$ 0.01
Shares issued price per share	$ 18.00		$ 1.40
Sale of stock description	In addition, if (x) the Company issues additional ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	7,796,842			7,796,842
Warrants issues	1,500,000
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	9,480,989			9,999,940
PIPE Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	136,110			136,110
Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	1,081,081
Alta Partners L L C [Member] | Warrant Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding		518,934
Alta Partners L L C [Member] | Warrant Exchange Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding		86,489